Distribution Date:	08/12/26	COMM 2015-DC1 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	COMM 2015-DC1 Mortgage Trust
Series 2015-DC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16		David Rodgers	(212) 230-9025
Principal Prepayment Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Controlling Class	RREF II CMBS AIV, L.P.
Specially Serviced Loan Detail - Part 2	22-23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12629NAA3	1.488000%	38,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12629NAB1	2.870000%	172,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12629NAC9	3.219000%	120,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12629NAD7	3.142000%	68,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12629NAE5	3.078000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12629NAF2	3.350000%	382,593,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12629NAH8	3.724000%	94,682,000.00	30,117,852.73	19,796,103.50	93,465.74	0.00	0.00	19,889,569.24	10,321,749.23	96.80%	23.25%
B	12629NAJ4	4.035000%	80,656,000.00	80,656,000.00	0.00	271,205.80	0.00	0.00	271,205.80	80,656,000.00	71.79%	17.50%
C	12629NAL9	4.421316%	63,122,000.00	63,122,000.00	0.00	224,718.57	0.00	0.00	224,718.57	63,122,000.00	52.21%	13.00%
D	12629NAX3	4.421316%	71,888,000.00	71,888,000.00	0.00	0.00	0.00	0.00	0.00	71,888,000.00	29.92%	7.88%
E	12629NAZ8	3.010000%	29,808,000.00	29,808,000.00	0.00	0.00	0.00	0.00	0.00	29,808,000.00	20.68%	5.75%
F	12629NBB0	3.010000%	14,027,000.00	14,027,000.00	0.00	0.00	0.00	0.00	0.00	14,027,000.00	16.33%	4.75%
G	12629NBD6	3.010000%	24,547,000.00	24,547,000.00	0.00	0.00	0.00	0.00	0.00	24,547,000.00	8.72%	3.00%
H	12629NBF1	3.010000%	42,081,764.00	28,107,506.14	0.00	0.00	0.00	0.00	0.00	28,107,506.14	0.00%	0.00%
HIX	12629NBH7	7.801930%	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12629NBK0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12629NBM6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12629NBP9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,415,704,767.00	342,273,358.87	19,796,103.50	589,390.11	0.00	0.00	20,385,493.61	322,477,255.37

X-A	12629NAG0	0.697316%	1,076,575,000.00	30,117,852.73	0.00	17,501.39	0.00	0.00	17,501.39	10,321,749.23
X-B	12629NAM7	0.216714%	143,778,000.00	143,778,000.00	0.00	25,965.59	0.00	0.00	25,965.59	143,778,000.00
X-C	12629NAP0	0.000000%	71,888,000.00	71,888,000.00	0.00	0.00	0.00	0.00	0.00	71,888,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	12629NAR6	1.411316%	29,808,000.00	29,808,000.00	0.00	35,057.09	0.00	0.00	35,057.09	29,808,000.00
X-E	12629NAT2	1.411316%	38,574,000.00	38,574,000.00	0.00	45,366.76	0.00	0.00	45,366.76	38,574,000.00
X-F	12629NAV7	1.411316%	42,081,764.00	28,107,506.14	0.00	33,057.15	0.00	0.00	33,057.15	28,107,506.14
Notional SubTotal			1,402,704,764.00	342,273,358.87	0.00	156,947.98	0.00	0.00	156,947.98	322,477,255.37

Deal Distribution Total					19,796,103.50	746,338.09	0.00	0.00	20,542,441.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12629NAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12629NAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12629NAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12629NAD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12629NAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12629NAF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12629NAH8	318.09480926	209.07990431	0.98715426	0.00000000	0.00000000	0.00000000	0.00000000	210.06705858	109.01490494
B	12629NAJ4	1,000.00000000	0.00000000	3.36250000	0.00000000	0.00000000	0.00000000	0.00000000	3.36250000	1,000.00000000
C	12629NAL9	1,000.00000000	0.00000000	3.56006733	0.12436282	0.35312934	0.00000000	0.00000000	3.56006733	1,000.00000000
D	12629NAX3	1,000.00000000	0.00000000	0.00000000	3.68443009	51.32295307	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12629NAZ8	1,000.00000000	0.00000000	0.00000000	2.50833333	70.19300557	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12629NBB0	1,000.00000000	0.00000000	0.00000000	2.50833321	70.19300207	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12629NBD6	1,000.00000000	0.00000000	0.00000000	2.50833340	78.20167556	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12629NBF1	667.92604369	0.00000000	0.00000000	1.67538105	188.70684580	0.00000000	0.00000000	0.00000000	667.92604369
HIX	12629NBH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12629NBK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12629NBM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12629NBP9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12629NAG0	27.97561965	0.00000000	0.01625655	0.00000000	0.00000000	0.00000000	0.00000000	0.01625655	9.58758027
X-B	12629NAM7	1,000.00000000	0.00000000	0.18059501	0.00000000	0.00000000	0.00000000	0.00000000	0.18059501	1,000.00000000
X-C	12629NAP0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12629NAR6	1,000.00000000	0.00000000	1.17609669	0.00000000	0.00000000	0.00000000	0.00000000	1.17609669	1,000.00000000
X-E	12629NAT2	1,000.00000000	0.00000000	1.17609685	0.00000000	0.00000000	0.00000000	0.00000000	1.17609685	1,000.00000000
X-F	12629NAV7	667.92604369	0.00000000	0.78554573	0.00000000	0.00000000	0.00000000	0.00000000	0.78554573	667.92604369

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	17,501.39	0.00	17,501.39	0.00	0.00	0.00	17,501.39	0.00
X-B	07/01/26 - 07/30/26	30	0.00	25,965.59	0.00	25,965.59	0.00	0.00	0.00	25,965.59	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	35,057.09	0.00	35,057.09	0.00	0.00	0.00	35,057.09	0.00
X-E	07/01/26 - 07/30/26	30	0.00	45,366.76	0.00	45,366.76	0.00	0.00	0.00	45,366.76	0.00
X-F	07/01/26 - 07/30/26	30	0.00	33,057.15	0.00	33,057.15	0.00	0.00	0.00	33,057.15	0.00
A-M	07/01/26 - 07/30/26	30	0.00	93,465.74	0.00	93,465.74	0.00	0.00	0.00	93,465.74	0.00
B	07/01/26 - 07/30/26	30	0.00	271,205.80	0.00	271,205.80	0.00	0.00	0.00	271,205.80	0.00
C	07/01/26 - 07/30/26	30	14,440.20	232,568.59	0.00	232,568.59	7,850.03	0.00	0.00	224,718.57	22,290.23
D	07/01/26 - 07/30/26	30	3,424,638.14	264,866.31	0.00	264,866.31	264,866.31	0.00	0.00	0.00	3,689,504.45
E	07/01/26 - 07/30/26	30	2,017,544.71	74,768.40	0.00	74,768.40	74,768.40	0.00	0.00	0.00	2,092,313.11
F	07/01/26 - 07/30/26	30	949,412.85	35,184.39	0.00	35,184.39	35,184.39	0.00	0.00	0.00	984,597.24
G	07/01/26 - 07/30/26	30	1,858,044.47	61,572.06	0.00	61,572.06	61,572.06	0.00	0.00	0.00	1,919,616.53
H	07/01/26 - 07/30/26	30	7,870,613.96	70,502.99	0.00	70,502.99	70,502.99	0.00	0.00	0.00	7,941,116.95
HIX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			16,134,694.33	1,261,082.26	0.00	1,261,082.26	514,744.18	0.00	0.00	746,338.09	16,649,438.51

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12629NAH8	3.724000%	94,682,000.00	30,117,852.73	19,796,103.50	93,465.74	0.00	0.00	19,889,569.24	10,321,749.23
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12629NAJ4	4.035000%	80,656,000.00	80,656,000.00	0.00	271,205.80	0.00	0.00	271,205.80	80,656,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12629NAL9	4.421316%	63,122,000.00	63,122,000.00	0.00	224,718.57	0.00	0.00	224,718.57	63,122,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			238,460,000.03	173,895,852.73	19,796,103.50	589,390.11	0.00	0.00	20,385,493.61	154,099,749.23

Exchangeable Certificate Details
PEZ	12629NAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	20,542,441.59
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,263,998.90	Master Servicing Fee	1,202.43
Interest Reductions due to Nonrecoverability Determination	(243,177.78)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	943.15
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	147.37
ARD Interest	0.00	Operating Advisor Fee	352.44
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	2,645.38
Total Interest Collected	1,020,821.12

Principal		Expenses/Reimbursements
Scheduled Principal	236,962.32	Reimbursement for Interest on Advances	(1,709.86)
Unscheduled Principal Collections		ASER Amount	244,047.76
Principal Prepayments	19,559,141.18	Special Servicing Fees (Monthly)	29,499.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	19,796,103.50	Total Expenses/Reimbursements	271,837.65

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	746,338.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,796,103.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	20,542,441.59
Total Funds Collected	20,816,924.62	Total Funds Distributed	20,816,924.62

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	342,273,358.87	342,273,358.87	Beginning Certificate Balance	342,273,358.87
(-) Scheduled Principal Collections	236,962.32	236,962.32	(-) Principal Distributions	19,796,103.50
(-) Unscheduled Principal Collections	19,559,141.18	19,559,141.18	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	322,477,255.37	322,477,255.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	344,533,866.59	344,533,866.59	Ending Certificate Balance	322,477,255.37
Ending Actual Collateral Balance	324,628,497.46	324,628,497.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	2	10,635,609.98	3.30%	(19)	4.6643	1.605382	1.00 or less	2	87,896,079.74	27.26%	(19)	4.8536	0.735904
7,500,000 to 14,999,999	1	11,396,079.74	3.53%	(19)	4.2000	(0.030000)	1.01 to 1.29	3	134,245,565.65	41.63%	(38)	3.7927	1.097501
15,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.30 to 1.34	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	5	159,118,793.66	49.34%	(35)	3.9342	1.688977	1.35 to 1.44	1	3,333,185.69	1.03%	(19)	4.6300	1.420000
50,000,000 to 74,999,999	1	64,826,771.99	20.10%	(19)	4.3000	1.150000	1.45 to 1.74	2	44,302,424.29	13.74%	(19)	4.4462	1.506263
75,000,000 or greater	1	76,500,000.00	23.72%	(19)	4.9510	0.850000	1.75 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	10	322,477,255.37	100.00%	(27)	4.2824	1.318096	2.00 to 2.99	2	52,700,000.00	16.34%	(20)	4.4176	2.686414
							3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	10	322,477,255.37	100.00%	(27)	4.2824	1.318096
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	11,396,079.74	3.53%	(19)	4.2000	(0.030000)
							Mixed Use	3	87,896,079.74	27.26%	(19)	4.8536	0.735904
Colorado	1	3,333,185.69	1.03%	(19)	4.6300	1.420000
							Office	3	120,945,565.65	37.51%	(20)	4.3828	1.408474
Maryland	1	7,302,424.29	2.26%	(19)	4.6800	1.690000
							Other	2	66,000,000.00	20.47%	(57)	3.2102	1.796364
New York	5	182,918,793.66	56.72%	(33)	4.2201	1.050734
							Retail	3	47,635,609.98	14.77%	(19)	4.4590	1.500227
North Carolina	1	26,000,000.00	8.06%	(19)	4.6000	2.960000
							Totals	11	322,477,255.37	100.00%	(27)	4.2824	1.318096
Pennsylvania	1	64,826,771.99	20.10%	(19)	4.3000	1.150000

Utah	1	26,700,000.00	8.28%	(21)	4.2400	2.420000

Totals	11	322,477,255.37	100.00%	(27)	4.2824	1.318096

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	5	179,922,851.73	55.79%	(33)	3.8622	1.305075	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	66,054,403.64	20.48%	(20)	4.6526	1.895682	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	1	76,500,000.00	23.72%	(19)	4.9510	0.850000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	322,477,255.37	100.00%	(27)	4.2824	1.318096	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	10	322,477,255.37	100.00%	(27)	4.2824	1.318096
								Totals	10	322,477,255.37	100.00%	(27)	4.2824	1.318096
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	322,477,255.37	100.00%	(27)	4.2824	1.318096	Interest Only	3	140,200,000.00	43.48%	(19)	4.6702	1.312618
	61 to 105 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	2	66,000,000.00	20.47%	(57)	3.2102	1.796364
	106 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	5	116,277,255.37	36.06%	(20)	4.4234	1.053233
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	322,477,255.37	100.00%	(27)	4.2824	1.318096	Totals	10	322,477,255.37	100.00%	(27)	4.2824	1.318096
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	1	40,000,000.00	12.40%	(81)	2.3069	1.040000			No outstanding loans in this group
	13 to 24 months	1	64,826,771.99	20.10%	(19)	4.3000	1.150000
	25 months or greater	8	217,650,483.38	67.49%	(20)	4.6402	1.419272
	Totals	10	322,477,255.37	100.00%	(27)	4.2824	1.318096
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	10096660	OF	Marshall Township	PA	Actual/360	4.300%	240,572.12	143,942.99	0.00	N/A	01/01/25	--	64,970,714.98	64,826,771.99	10/06/25
5	10096661	MU	New York	NY	Actual/360	4.951%	326,147.13	0.00	0.00	N/A	01/06/25	--	76,500,000.00	76,500,000.00	07/06/26
7	10096663	98	New York	NY	Actual/360	2.307%	79,459.89	0.00	0.00	11/05/19	04/05/35	--	40,000,000.00	40,000,000.00	08/05/26
8	10096664	RT	New York	NY	Actual/360	4.400%	0.00	0.00	0.00	N/A	01/06/25	--	37,000,000.00	37,000,000.00	10/06/21
12	10096668	OF	Rye Brook	NY	Actual/360	4.695%	118,932.66	0.00	0.00	N/A	11/05/24	--	29,418,793.66	29,418,793.66	07/05/26
15	10096671	OF	West Valley City	UT	Actual/360	4.240%	97,484.67	0.00	0.00	N/A	11/05/24	--	26,700,000.00	26,700,000.00	09/05/25
17	10096673	98	WinstonSalem	NC	Actual/360	4.600%	0.00	0.00	0.00	01/05/25	01/05/45	--	26,000,000.00	26,000,000.00	11/05/23
19	10096675	OF	Mountain View	CA	Actual/360	4.390%	74,082.47	19,597,096.88	0.00	N/A	08/05/24	--	19,597,096.88	0.00	08/05/26
28	10096684	MU	San Francisco	CA	Actual/360	4.200%	41,331.63	32,020.95	0.00	N/A	01/06/25	--	11,428,100.69	11,396,079.74	12/06/24
41	10093796	RT	Severna Park	MD	Actual/360	4.680%	29,492.38	15,783.30	0.00	N/A	01/06/25	--	7,318,207.59	7,302,424.29	06/06/26
64	10093811	RT	Broomfield	CO	Actual/360	4.630%	13,318.17	7,259.38	0.00	N/A	01/06/25	--	3,340,445.07	3,333,185.69	05/06/26
Totals							1,020,821.12	19,796,103.50	0.00				342,273,358.87	322,477,255.37
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	6,345,466.92	4,471,884.80	01/01/24	09/30/24	01/06/26	26,967,083.31	1,146,712.24	284,207.44	2,815,965.22	0.00	0.00
5	2,126,876.50	3,364,939.47	01/01/23	12/31/23	08/06/26	15,523,023.52	1,878,155.25	0.00	0.00	0.00	0.00
7	4,360,587.00	4,360,587.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,457,797.92	1,823,580.00	02/01/19	09/30/19	03/06/26	24,915,384.70	4,847,203.95	(324.98)	894,883.31	0.00	0.00
12	6,378,081.46	7,164,971.48	01/01/23	12/31/23	04/06/26	0.00	0.00	118,806.00	118,806.00	0.00	0.00
15	2,710,082.00	1,438,692.87	01/01/24	06/30/24	08/06/26	14,350,105.41	702,761.11	44,918.12	391,082.00	0.00	0.00
17	0.00	2,702,933.70	01/01/19	09/30/19	08/06/26	23,472,856.29	2,110,925.63	(228.37)	915,647.86	1,186,430.01	0.00
19	(790,055.05)	(221,314.59)	01/01/24	03/31/24	06/08/26	0.00	0.00	0.00	0.00	0.00	0.00
28	25,872.45	2,415.29	01/01/23	03/31/23	07/06/26	5,051,925.68	609,641.51	55,002.82	1,057,862.98	105,453.89	0.00
41	917,065.47	229,265.69	01/01/24	03/31/24	12/08/25	1,891,824.64	115,398.66	0.00	0.00	0.00	0.00
64	351,616.67	351,617.75	01/01/23	12/31/23	07/06/26	0.00	0.00	20,548.21	61,689.87	0.00	0.00
Totals	24,883,391.34	25,689,573.46				112,172,203.55	11,410,798.35	522,929.24	6,255,937.24	1,291,883.90	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
19	10096675	19,559,141.18	Disposition	0.00	0.00
Totals		19,559,141.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	1	26,000,000.00	1	26,000,000.00	4	82,398,504.03	0	0.00	0	0.00	1	19,559,141.18	4.282403%	4.273503%	(27)
07/10/26	0	0.00	0	0.00	1	26,000,000.00	1	26,000,000.00	4	82,446,308.28	0	0.00	0	0.00	0	0.00	4.288589%	4.279613%	(26)
06/12/26	0	0.00	0	0.00	1	26,000,000.00	2	52,700,000.00	3	55,796,215.83	0	0.00	0	0.00	0	0.00	4.288624%	4.279647%	(25)
05/12/26	0	0.00	0	0.00	1	26,000,000.00	2	52,700,000.00	3	55,843,654.65	0	0.00	0	0.00	1	3,074,537.62	4.288656%	4.279300%	(24)
04/10/26	0	0.00	0	0.00	1	26,000,000.00	2	52,700,000.00	3	55,893,209.85	0	0.00	0	0.00	0	0.00	4.291197%	4.281833%	(23)
03/12/26	0	0.00	0	0.00	1	26,000,000.00	2	52,700,000.00	3	55,940,285.94	0	0.00	0	0.00	0	0.00	4.291234%	4.281869%	(22)
02/12/26	0	0.00	0	0.00	1	26,000,000.00	3	52,700,000.00	2	48,593,169.31	0	0.00	0	0.00	1	7,257,145.05	4.291278%	4.281912%	(21)
01/12/26	0	0.00	0	0.00	2	47,660,000.00	3	74,360,000.00	2	48,624,480.02	0	0.00	0	0.00	1	24,613,468.28	4.306637%	4.297221%	(20)
12/12/25	0	0.00	0	0.00	2	47,660,000.00	3	74,360,000.00	2	48,655,677.90	0	0.00	0	0.00	0	0.00	4.299223%	4.289758%	(18)
11/13/25	0	0.00	0	0.00	2	47,660,000.00	3	74,360,000.00	2	48,688,122.05	0	0.00	0	0.00	0	0.00	4.299238%	4.289773%	(17)
10/10/25	0	0.00	0	0.00	2	47,660,000.00	3	74,360,000.00	2	48,719,090.59	0	0.00	0	0.00	0	0.00	4.299252%	4.289786%	(16)
09/12/25	0	0.00	0	0.00	2	47,660,000.00	2	48,360,000.00	2	48,751,313.57	0	0.00	0	0.00	0	0.00	4.299267%	4.289800%	(15)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	10096660	10/06/25	9	5	284,207.44	2,815,965.22	983,963.36	66,288,639.24	12/05/24	2
8	10096664	10/06/21	57	5	(324.98)	894,883.31	0.00	37,000,000.00	03/29/19	7			10/26/22
12	10096668	07/05/26	0	5	118,806.00	118,806.00	0.00	29,418,793.66	04/10/24	1
15	10096671	09/05/25	10	5	44,918.12	391,082.00	277,244.93	26,700,000.00	08/21/24	7			06/17/26
17	10096673	11/05/23	32	6	(228.37)	915,647.86	2,601,365.94	26,000,000.00	01/08/18	98		03/31/25
28	10096684	12/06/24	19	5	55,002.82	1,057,862.98	453,339.95	12,030,882.65	08/23/23	2			12/03/24
64	10093811	05/06/26	2	5	20,548.21	61,689.87	0.00	3,355,304.66	01/16/25	2
Totals					522,929.24	6,255,937.24	4,315,914.18	200,793,620.21
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		256,477,255	76,500,000	97,578,751		82,398,504
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		66,000,000	40,000,000	0		26,000,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	322,477,255	145,918,794	0	3,333,186	90,826,772	82,398,504
Jul-26	342,273,359	116,500,000	49,015,891	3,340,445	90,970,715	82,446,308
Jun-26	342,522,286	136,137,295	0	32,766,898	91,121,877	82,496,216
May-26	342,757,441	40,000,000	0	0	220,213,786	82,543,655
Apr-26	346,087,727	40,000,000	0	0	223,494,517	82,593,210
Mar-26	346,329,229	40,000,000	0	0	223,688,943	82,640,286
Feb-26	346,609,901	40,000,000	0	0	231,316,732	75,293,169
Jan-26	368,509,456	59,833,745	0	0	211,691,231	96,984,480
Dec-25	393,407,676	59,870,667	0	0	236,521,332	97,015,678
Nov-25	393,707,682	89,328,661	0	0	208,030,898	96,348,122
Oct-25	393,990,267	165,865,296	0	0	131,745,880	96,379,091
Sep-25	394,288,183	232,339,316	0	0	91,537,553	70,411,314
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10096660	64,826,771.99	66,288,639.24	44,400,000.00	07/07/26	3,994,180.55	1.15000	09/30/24	01/01/25	222
5	10096661	76,500,000.00	76,500,000.00	66,100,000.00	--	3,251,450.47	0.85000	12/31/23	01/06/25	I/O
8	10096664	37,000,000.00	37,000,000.00	20,800,000.00	12/01/25	1,823,580.00	1.47000	09/30/19	01/06/25	I/O
12	10096668	29,418,793.66	29,418,793.66	101,000,000.00	01/20/26	6,587,685.48	1.06000	12/31/23	11/05/24	222
15	10096671	26,700,000.00	26,700,000.00	14,500,000.00	06/03/26	1,391,862.75	2.42000	06/30/24	11/05/24	I/O
17	10096673	26,000,000.00	26,000,000.00	7,100,000.00	06/05/26	2,702,933.70	2.96000	09/30/19	01/05/45	(138)
19	10096675	0.00	-	57,100,000.00	03/23/26	(240,577.08)	(0.72000)	03/31/24	08/05/24	222
28	10096684	11,396,079.74	12,030,882.65	8,700,000.00	05/05/26	(6,385.63)	(0.03000)	03/31/23	01/06/25	220
41	10093796	7,302,424.29	7,334,877.25	5,200,000.00	05/17/26	228,904.44	1.69000	03/31/24	01/06/25	222
64	10093811	3,333,185.69	3,355,304.66	4,100,000.00	03/29/26	350,168.75	1.42000	12/31/23	01/06/25	222
Totals		282,477,255.37	284,628,497.46	329,000,000.00		20,083,803.43

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	10096660	OF	PA	12/05/24	2
"

8/6/2026 During Q1/2026, occupancy was 78.94%, NOI was $2,145,806, resulting in a DY of 3.3% and a DSCR of 0.47x. The Special Servicer is evaluating whether to have the Receiver list the Property for sale.

"

5	10096661	MU	NY	02/06/24	4
"

8/6/2026 Borrower has elected to extend the Forbearance Period from 7/6/2026 to 1/6/2028. The Lender is to forbear from exercising its remedies with respect to the Maturity Default until 1/6/2028. The Property is 100% occupied with a

DSCR o f 1.26x (NOI) as of Q1 226A forbearance was entered into on 4/7/2025 that provided for Lender to forbear from exercising its remedies with respect to the Maturity Date for 18-months, from 1/6/2025 to 7/6/2026. Borrower elected to extend the Forbearance Period from 7/6/26 to 1/6/28.
"

8	10096664	RT	NY	03/29/19	7
"

8/6/2026 The Lender acquired the property via foreclosure auction on October 26, 2022 following the Borrower's failure to reach a mutually acceptable settlement and subsequent Receiver appointment. The Kooples vacated upon lease expiration and was backfilled by Dr. Barbara Sturm, who has since executed a lease extension at an increased rent reflective of current market conditions. A new lease was also executed with Boggi Milano, who has completed their build-out and is open for business. Th e property is currently100% occupied. The Special Servicer plans to reassess disposition strategy.
"

12	10096668	OF	NY	04/10/24	1
"

8/6/2026 Borrower remains compliant with the forbearance agreement. Q2 financials have been requested. As of 3/31/2026, the Property is 83% occupied and performing at a 1.81x NOI DSCR. Leasing updates have been requested and

Special Service r will continue to follow up with Borrower regarding leasing matters. Special Servicer is monitoring the upcoming maturity of the forbearance and has reached out to Borrower regarding its intent. On 12/16/2024, borrower and lender parties executed a forbe arance agreement, providing for a forbearance period expiring 11/5/2026 with one (1) 12-month extension option to 11/5/2027, among other terms.
"

15	10096671	OF	UT	08/21/24	7
"

8/6/2026 Property became REO via foreclosure on 06/22/2026 (official deed recording date). Special Servicer is completing a Hold vs. Sell analysis to determine the optimal disposition strategy. Cushman & Wakefield engaged for property manag ement and leasing. WovenCare lease currently in negotiation; disposition anticipated 3Q2027 upon lease finalization.
"

17	10096673	98	NC	01/08/18	98
"	8/6/2026 Property Auction scheduled for 9/10/2026 to be sold out of Receivership.
"

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	10096675	OF	CA	07/09/24	1
Special Servicer comments are not available for this cycle.

28	10096684	MU	CA	08/23/23	2
"

8/6/2026 Loan transferred to Special Servicing 08/2023 on imminent monetary default tied to high vacancy at the property and in the Showplace Square submarket. Borrower conveyed the property to the lender; foreclosure completed

12/2024. CBR E is property manager; Transwestern handles leasing. Special Servicer is executing a lease-up strategy ahead of disposition, aided by positive SFO absorption and tech/software/robotics start-up demand. Tour activity is increasing, and negotiations are und erway with a prospectivetenant for the full ground floor, including mezzanine and retail. Showplace Square/SOMA vacancy remains a headwind. Disposition targeted 2Q2027 post lease-up.

"

41	10093796	RT	MD	01/17/25	7
"

8/6/2026 The loan transferred to Special Servicer on January 17, 2025 due to maturity default. The borrower was non-responsive; counsel was engaged and a default letter was issued February 18, 2025. The property is a 14,448 SF single-

tenant retail building locatedat 496 Ritchie Highway, constructed in 2009 and occupied by Walgreens since inception. A March 2025 inspection graded the property as stable with minor deferred maintenance noted. The asset went REO on

February 27, 2026. REO is cu rrently determining theoptimal disposition strategy.
"

64	10093811	RT	CO	01/16/25	2
"	8/6/2026 Court order to schedule and proceed with the Foreclosure Sale to be received by August 12th. Borrower has remained unresponsive.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	10096661	0.00	4.95100%	0.00	4.95100%	10	04/07/25	04/07/25	05/06/25
12	10096668	0.00	4.69480%	0.00	4.69480%	1	12/16/24	12/16/24	12/30/24
19	10096675	0.00	4.39000%	0.00	4.39000%	10	12/20/24	12/20/24	12/20/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	10096659	12/12/19	85,000,000.00	153,200,000.00	85,319,451.96	319,451.96	85,000,000.00	84,680,548.04	0.00	0.00	(1,118.24)	1,118.24	0.00%
14	10096670	01/12/26	24,659,557.36	26,100,000.00	26,558,248.66	1,031,024.25	26,558,248.66	25,527,224.41	0.00	0.00	0.00	0.00	0.00%
19	10096675	08/12/26	19,597,096.88	57,100,000.00	19,940,624.69	292,901.98	19,940,624.69	19,647,722.71	0.00	0.00	0.00	0.00	0.00%
20	10096676	02/12/26	21,660,000.00	9,400,000.00	9,734,569.28	2,477,424.23	9,734,569.28	7,257,145.05	14,402,854.95	0.00	429,714.57	13,973,140.38	64.51%
34	10096690	02/10/23	11,053,929.84	18,550,000.00	12,610,168.23	307,740.76	11,826,638.03	11,518,897.27	0.00	0.00	0.00	0.00	0.00%
40	10096696	01/10/25	7,264,455.84	7,000,000.00	7,454,594.71	179,013.54	7,454,594.71	7,275,581.17	0.00	0.00	0.00	0.00	0.00%
61	10096717	06/12/19	3,871,148.71	5,000,000.00	4,254,593.29	403,479.70	4,254,593.29	3,851,113.59	20,035.12	0.00	128,075.89	(108,040.77)	2.40%
66	10096722	05/12/26	3,083,102.55	6,350,000.00	4,102,131.58	565,614.42	4,102,131.58	3,536,517.16	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			19,597,096.88	57,100,000.00	19,940,624.69	292,901.98	19,940,624.69	19,647,722.71	0.00	0.00	0.00	0.00
Cumulative Totals			176,189,291.18	282,700,000.00	169,974,382.40	5,576,650.84	168,871,400.24	163,294,749.40	14,422,890.07	0.00	556,672.22	13,866,217.85

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/12/23	108,040.73	0.00	0.00	0.00	0.00	108,040.73	0.00	0.00	108,040.73
3	10096659	01/12/21	0.00	0.00	1,118.24	0.00	0.00	1,118.24	0.00	0.00	1,118.24
		12/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	10096670	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	10096675	08/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	10096676	06/12/26	0.00	0.00	13,973,140.38	0.00	0.00	(429,714.57)	0.00	0.00	13,973,140.38
		02/12/26	0.00	0.00	14,402,854.95	0.00	0.00	14,402,854.95	0.00	0.00
34	10096690	02/27/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	10096696	01/10/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	10096717	05/12/23	0.00	0.00	(108,040.77)	0.00	(108,040.77)	(20,035.12)	0.00	0.00	0.00
		06/12/19	0.00	0.00	20,035.12	0.00	0.00	20,035.12	0.00	0.00
66	10096722	05/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			108,040.73	0.00	13,866,217.85	0.00	(108,040.77)	14,082,299.35	0.00	0.00	14,082,299.35

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	13,986.75	0.00	0.00	99,737.01	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	0.00	66,113.42	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,965.28	0.00	0.00	0.00	0.00	140,188.89	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	625.17	0.00	0.00	0.00
15	0.00	0.00	5,747.92	0.00	0.00	52,332.04	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,597.22	0.00	0.00	0.00	0.00	102,988.89	0.00	0.00	0.00	0.00
19	0.00	0.00	(8,552.21)	0.00	0.00	0.00	0.00	0.00	(2,335.03)	0.00	0.00	0.00
28	0.00	0.00	2,460.22	0.00	0.00	18,249.38	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	1,575.45	0.00	0.00	7,615.91	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	719.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	29,499.75	0.00	0.00	244,047.76	0.00	243,177.78	(1,709.86)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		515,015.43

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Supplemental Notes
None

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